INVENTORIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Raw materials	$ 14,428	$ 11,166
Work in process	25,831	18,736
Finished goods	8,103	11,884
Inventories	48,362	41,786
Write-offs	$ 4,435	$ 4,635	$ 3,418